Goodwill and Other Intangible Assets Other Intangible Assets Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 116,000,000	$ 74,000,000	$ 61,000,000
Future amortization expense, 2017	537,000,000
Future amortization expense, 2018	424,000,000
Future amortization expense, 2019	407,000,000
Future amortization expense, 2020	398,000,000
Future amortization expense, 2021	390,000,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 0	$ 0	$ 0